Summary of significant accounting policies - Recent accounting pronouncements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amount of outstanding payment obligations under the supplier finance program	¥ 342,647	¥ 221,523
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable And Notes Payable, Current	Accounts Payable And Notes Payable, Current
Amount of assets pledged to secure outstanding payments	¥ 55,692	¥ 15,651
Balance at the beginning of the year	221,523	186,261
Invoices confirmed during the year	664,691	621,071
Confirmed invoices paid during the year	(543,567)	(585,809)
Balance at the end of the year	¥ 342,647	¥ 221,523
Minimum
Majority of suppliers, term	60 days
Maximum
Majority of suppliers, term	180 days